Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

February 28, 2021

ASCF-QTLY-0421
1.797929.117

Schedule of Investments February 28, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 3.1%
Media - 3.1%
Cogeco Communications, Inc.	96,100	$8,689
Gray Television, Inc.	1,352,000	24,539
TechTarget, Inc. (a)	321,000	26,845
		60,073
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 1.0%
Patrick Industries, Inc.	252,664	19,943
Diversified Consumer Services - 0.3%
Grand Canyon Education, Inc. (a)	61,600	6,449
Hotels, Restaurants & Leisure - 2.6%
Brinker International, Inc.	229,700	15,755
Churchill Downs, Inc.	107,400	24,770
Lindblad Expeditions Holdings (a)	480,300	10,005
		50,530
Household Durables - 3.8%
Purple Innovation, Inc. (a)	200,900	7,391
Skyline Champion Corp. (a)	467,886	20,704
Taylor Morrison Home Corp. (a)	351,800	9,678
Tempur Sealy International, Inc.	332,800	11,119
TopBuild Corp. (a)	70,800	13,481
TRI Pointe Homes, Inc. (a)	647,100	12,295
		74,668
Internet & Direct Marketing Retail - 0.4%
Kogan.Com Ltd.	723,943	7,787
Leisure Products - 1.7%
Brunswick Corp.	126,700	11,196
Clarus Corp.	532,490	9,244
YETI Holdings, Inc. (a)	168,100	11,560
		32,000
Specialty Retail - 4.0%
American Eagle Outfitters, Inc. (b)	505,200	12,984
Boot Barn Holdings, Inc. (a)	245,600	14,839
Lithia Motors, Inc. Class A (sub. vtg.)	41,100	15,369
Murphy U.S.A., Inc.	148,900	18,560
Musti Group OYJ	526,793	16,983
		78,735
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	363,421	27,882

TOTAL CONSUMER DISCRETIONARY		297,994

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 1.2%
BJ's Wholesale Club Holdings, Inc. (a)	581,430	23,362
Food Products - 0.9%
Nomad Foods Ltd. (a)	762,800	18,017

TOTAL CONSUMER STAPLES		41,379

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Enviva Partners LP	170,600	9,047
Hess Midstream LP	298,448	6,258
Renewable Energy Group, Inc. (a)	147,600	11,479
		26,784
FINANCIALS - 15.4%
Banks - 5.9%
ConnectOne Bancorp, Inc.	1,118,300	25,978
First Citizens Bancshares, Inc.	42,700	31,508
First Interstate Bancsystem, Inc.	401,400	18,232
Independent Bank Corp., Massachusetts	138,300	11,826
ServisFirst Bancshares, Inc.	298,500	14,794
Trico Bancshares	317,000	13,653
		115,991
Capital Markets - 3.1%
LPL Financial	215,400	28,334
Morningstar, Inc.	111,509	25,006
Patria Investments Ltd.	312,600	6,049
StepStone Group, Inc. Class A	23,200	835
		60,224
Consumer Finance - 1.6%
First Cash Financial Services, Inc.	219,100	13,873
PROG Holdings, Inc.	329,514	16,476
		30,349
Diversified Financial Services - 0.3%
Jaws Acquisition Corp. (a)	457,600	6,553
Insurance - 2.3%
Enstar Group Ltd. (a)	57,802	12,288
Old Republic International Corp.	612,900	11,847
Primerica, Inc.	153,800	21,721
		45,856
Thrifts & Mortgage Finance - 2.2%
Essent Group Ltd.	473,423	19,519
WSFS Financial Corp.	430,170	22,859
		42,378

TOTAL FINANCIALS		301,351

HEALTH CARE - 18.4%
Biotechnology - 6.2%
Acceleron Pharma, Inc. (a)	45,800	6,236
ADC Therapeutics SA (a)	67,797	1,803
Agios Pharmaceuticals, Inc. (a)	47,200	2,239
Aurinia Pharmaceuticals, Inc. (a)	192,800	2,699
Avid Bioservices, Inc. (a)	370,611	7,627
Bolt Biotherapeutics, Inc.	93,300	2,491
Cullinan Oncology, Inc.	3,300	133
FibroGen, Inc. (a)	174,300	8,720
Forma Therapeutics Holdings, Inc.	93,600	3,614
Global Blood Therapeutics, Inc. (a)	54,900	2,339
Keros Therapeutics, Inc.	58,000	3,797
Kura Oncology, Inc. (a)	195,500	5,474
Mirati Therapeutics, Inc. (a)	45,400	9,122
Novavax, Inc. (a)	82,900	19,169
Passage Bio, Inc.	131,900	2,377
Prelude Therapeutics, Inc.	48,537	3,025
PTC Therapeutics, Inc. (a)	111,200	6,350
Revolution Medicines, Inc.	147,600	6,742
Stoke Therapeutics, Inc. (a)	80,138	4,799
TG Therapeutics, Inc. (a)	218,000	9,542
Turning Point Therapeutics, Inc. (a)	54,400	6,414
Vaxcyte, Inc.	68,700	1,619
Xenon Pharmaceuticals, Inc. (a)	209,800	3,919
Zentalis Pharmaceuticals, Inc.	48,346	2,032
		122,282
Health Care Equipment & Supplies - 4.4%
BioLife Solutions, Inc. (a)	170,900	6,704
CryoPort, Inc. (a)(b)	188,600	11,210
Envista Holdings Corp. (a)	363,900	14,025
Haemonetics Corp. (a)	118,300	14,965
Heska Corp. (a)(b)	64,500	12,152
Masimo Corp. (a)	32,900	8,249
Tandem Diabetes Care, Inc. (a)	137,500	13,199
TransMedics Group, Inc. (a)	146,600	5,261
		85,765
Health Care Providers & Services - 3.1%
Acadia Healthcare Co., Inc. (a)	256,900	14,191
Chemed Corp.	43,200	19,233
LHC Group, Inc. (a)	52,977	9,626
Signify Health, Inc.	4,800	158
The Ensign Group, Inc.	179,300	14,706
The Joint Corp. (a)	87,800	3,495
		61,409
Health Care Technology - 0.8%
Phreesia, Inc. (a)	250,600	15,349
Life Sciences Tools & Services - 2.6%
Charles River Laboratories International, Inc. (a)	84,800	24,265
ICON PLC (a)	81,300	14,689
Syneos Health, Inc. (a)	162,900	12,600
		51,554
Pharmaceuticals - 1.3%
Arvinas Holding Co. LLC (a)	82,300	6,444
Horizon Therapeutics PLC (a)	91,700	8,336
IMARA, Inc.	50,600	637
Intra-Cellular Therapies, Inc. (a)	116,800	4,138
Nektar Therapeutics (a)	116,500	2,643
Terns Pharmaceuticals, Inc.	108,911	2,467
		24,665

TOTAL HEALTH CARE		361,024

INDUSTRIALS - 18.3%
Aerospace & Defense - 0.6%
Vectrus, Inc. (a)	203,997	11,138
Building Products - 1.7%
Gibraltar Industries, Inc. (a)	174,512	15,244
Masonite International Corp. (a)	164,900	18,093
		33,337
Commercial Services & Supplies - 1.5%
Knoll, Inc.	645,300	10,525
Tetra Tech, Inc.	133,200	18,431
		28,956
Construction & Engineering - 1.8%
EMCOR Group, Inc.	240,000	23,369
Valmont Industries, Inc.	51,000	12,063
		35,432
Electrical Equipment - 2.7%
Atkore, Inc. (a)	596,200	40,337
Generac Holdings, Inc. (a)	38,500	12,688
		53,025
Machinery - 4.9%
ESCO Technologies, Inc.	130,300	13,769
ITT, Inc.	219,200	18,189
Kornit Digital Ltd. (a)	52,300	5,917
Luxfer Holdings PLC sponsored	804,400	15,412
Oshkosh Corp.	254,600	26,988
SPX Flow, Inc. (a)	252,324	15,533
		95,808
Professional Services - 3.8%
ASGN, Inc. (a)	156,900	14,587
FTI Consulting, Inc. (a)	141,700	16,232
ICF International, Inc. (b)	162,179	13,534
Insperity, Inc.	224,700	19,931
TriNet Group, Inc. (a)	125,700	10,090
		74,374
Road & Rail - 0.8%
TFI International, Inc.	239,100	16,694
Trading Companies & Distributors - 0.5%
GMS, Inc. (a)	255,218	9,341

TOTAL INDUSTRIALS		358,105

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 0.3%
AudioCodes Ltd.	217,559	6,198
Electronic Equipment & Components - 2.9%
ePlus, Inc. (a)	115,889	10,958
Insight Enterprises, Inc. (a)	280,872	23,478
Napco Security Technolgies, Inc. (a)(b)	259,951	8,092
SYNNEX Corp.	159,541	14,225
		56,753
IT Services - 4.9%
Booz Allen Hamilton Holding Corp. Class A	134,100	10,344
Concentrix Corp. (a)	210,541	26,004
Endava PLC ADR (a)	121,308	10,730
Genpact Ltd.	268,100	10,842
Grid Dynamics Holdings, Inc. (a)	595,900	8,885
KBR, Inc. (b)	573,000	17,763
Repay Holdings Corp. (a)	506,660	11,045
		95,613
Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc.	127,600	13,328
Array Technologies, Inc.	202,032	7,491
Entegris, Inc.	132,800	13,972
Ichor Holdings Ltd. (a)	362,900	15,518
Synaptics, Inc. (a)	154,950	20,768
		71,077
Software - 4.3%
Digital Turbine, Inc. (a)	246,600	20,362
Five9, Inc. (a)	72,800	13,485
j2 Global, Inc. (a)(b)	180,300	20,082
LivePerson, Inc. (a)	267,400	17,547
Rapid7, Inc. (a)(b)	158,700	12,099
Viant Technology, Inc.	2,500	124
		83,699

TOTAL INFORMATION TECHNOLOGY		313,340

MATERIALS - 4.5%
Chemicals - 1.6%
Ashland Global Holdings, Inc.	135,300	11,381
Element Solutions, Inc.	1,133,900	20,467
		31,848
Construction Materials - 1.0%
Eagle Materials, Inc.	158,700	19,898
Containers & Packaging - 0.8%
Aptargroup, Inc.	112,500	14,633
Metals & Mining - 1.1%
Constellium NV (a)	1,159,000	15,345
ERO Copper Corp. (a)	361,700	6,381
		21,726

TOTAL MATERIALS		88,105

REAL ESTATE - 3.5%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Americold Realty Trust	380,200	13,322
CoreSite Realty Corp.	80,300	9,773
Essential Properties Realty Trust, Inc.	534,601	12,403
Summit Industrial Income REIT	711,300	7,557
		43,055
Real Estate Management & Development - 1.3%
CBRE Group, Inc. (a)	107,900	8,176
Cushman & Wakefield PLC (a)	1,116,600	17,285
		25,461

TOTAL REAL ESTATE		68,516

UTILITIES - 1.0%
Gas Utilities - 0.5%
Star Gas Partners LP	1,013,900	9,764
Multi-Utilities - 0.5%
Telecom Plus PLC	560,783	9,204

TOTAL UTILITIES		18,968

TOTAL COMMON STOCKS
(Cost $1,285,818)		1,935,639

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.07% (c)	4,573,597	4,575
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	33,070,358	33,074
TOTAL MONEY MARKET FUNDS
(Cost $37,649)		37,649

Equity Funds - 0.8%
Small Blend Funds - 0.8%
iShares Russell 2000 Index ETF
(Cost $10,362)	66,300	14,474
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $1,333,829)		1,987,762
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(30,652)
NET ASSETS - 100%		$1,957,110

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$3
Fidelity Securities Lending Cash Central Fund	21
Total	$24

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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